Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Short Term Borrowings [Abstract]
Short-Term Borrowings [Text Block]

Note 9 – Short-term Borrowings

Short-term borrowings include federal funds purchased and securities sold under agreements to repurchase, trading liabilities, and other borrowed funds.

Federal funds purchased and securities sold under agreements to repurchase generally have maturities of less than 90 days. Trading liabilities, which represent short positions in securities, are generally held for less than 90 days. Other short-term borrowings have original maturities of one year or less. On December 31, 2013, capital markets trading securities with a fair value of $122.1 million were pledged to secure other short-term borrowings.

The detail of these borrowings for the years 2013, 2012 and 2011 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased	Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2013
Average balance	$1,263,792	$487,923	$665,095	$299,288
Year-end balance	1,042,633	442,789	368,348	181,146
Maximum month-end outstanding	1,429,319	618,643	895,844	1,057,412
Average rate for the year	0.25%	0.14%	2.05%	0.27%
Average rate at year-end	0.25	0.10	2.46	0.43
2012
Average balance	$1,548,020	$380,871	$589,461	$450,690
Year-end balance	1,351,023	555,438	564,429	441,201
Maximum month-end outstanding	1,700,172	555,438	808,139	1,270,180
Average rate for the year	0.25%	0.18%	1.77%	0.15%
Average rate at year-end	0.25	0.15	1.88	0.25
2011
Average balance	$1,599,718	$560,215	$609,772	$290,344
Year-end balance	1,546,428	340,624	347,285	172,550
Maximum month-end outstanding	1,670,515	994,047	709,642	643,094
Average rate for the year	0.25%	0.17%	2.45%	0.29%
Average rate at year-end	0.25	0.12	2.34	0.08